Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Net (loss) income before taxes	$ 4,417	$ 6,197	$ 1,585